October 2, 1997



          Ruth Sanders, Esq.
          Securities and Exchange Commission
          450 Fifth Street, N.W.
          Judiciary Plaza
          Washington, D.C. 20549


          Re:  T. Rowe Price Personal Strategy Funds, Inc.
                    T. Rowe Price Personal Strategy Balanced Fund
                    T. Rowe Price Personal Strategy Growth Fund
                    T. Rowe Price Personal Strategy Income Fund
               File Nos.: 033-53675/811-07173

          Dear Ms. Sanders:

               This letter will serve as our filing under provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Fund's Prospectus and Statement of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 4 on September 18, 1997. The Prospectus and Statement of Additional Information went effective on October 1, 1997. These documents will be used for the offer and sale of Fund shares.


          Sincerely,

          /s/Forrest R. Foss
          Forrest R. Foss